Income Tax Expense (Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense [Abstract]
Federal corporate statutory rate	35.00%	35.00%	35.00%
State and local, net of Federal benefits	3.60%	3.10%	4.40%
Foreign	(2.20%)	(1.50%)	(0.20%)
Research credit	(2.00%)	0.30%	(7.50%)
Domestic production deduction	(2.50%)	(1.90%)	(1.80%)
Change in uncertain tax positions	(0.50%)	0.10%	(7.90%)
Other, net	0.40%	0.50%
Effective income tax rate	31.80%	35.60%	22.00%